Debt - Components of Debt (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Apr. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total debt	$ 2,743,168,000	$ 2,743,168,000			$ 2,434,900,000
Less: Deferred finance charges, net	(18,483,000)	(18,483,000)			(24,053,000)
Total debt, net of deferred financing costs	2,724,685,000	2,724,685,000			2,410,847,000
Repayments of Debt		874,256,000	$ 371,268,000
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt	61,950,000	61,950,000			65,600,000
Secured Debt | Golar Viking facility
Debt Instrument [Line Items]
Total debt	49,479,000	49,479,000			52,083,000
Secured Debt | Margin Loan Facility
Debt Instrument [Line Items]
Total debt	98,252,000	98,252,000			119,125,000
Secured Debt | FLNG Hilli facility (2)
Debt Instrument [Line Items]
Total debt	0	0			525,000,000
Secured Debt | $1.125 billion facility
Debt Instrument [Line Items]
Total debt	184,590,000	184,590,000			195,449,000
Secured Debt | ICBC VIE loans
Debt Instrument [Line Items]
Total debt	625,665,000	625,665,000			641,936,000
Secured Debt | Seal VIE loan
Debt Instrument [Line Items]
Total debt	143,849,000	143,849,000			143,849,000
Secured Debt | Tundra VIE loan
Debt Instrument [Line Items]
Total debt	155,317,000	155,317,000			198,613,000
Secured Debt | Crystal VIE loan
Debt Instrument [Line Items]
Total debt	100,022,000	100,022,000			104,006,000
Debt instrument, face amount				$ 101,000,000
Secured Debt | CSSC VIE Loan [Member]
Debt Instrument [Line Items]
Total debt	928,280,000	928,280,000			0
Convertible Debt | 2017 convertible bonds
Debt Instrument [Line Items]
Total debt	346,698,000	346,698,000			340,173,000
Shareholder Notes Payable | Hilli shareholder loans
Debt Instrument [Line Items]
Total debt	49,066,000	49,066,000			49,066,000
Hilli / CSSC | Affiliated Entity [Member] | FLNG Hilli facility (2)
Debt Instrument [Line Items]
Repayments of Debt	640,000,000
Hilli / CSSC | Variable Interest Entity, Primary Beneficiary | Affiliated Entity [Member] | FLNG Hilli facility (2)
Debt Instrument [Line Items]
Debt instrument, face amount	960,000,000	960,000,000
Line of Credit | Secured Debt | $1.125 billion facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,125,000,000	$ 1,125,000,000			$ 1,125,000,000